Consolidated Statements of Equity - USD ($) $ in Thousands		Total		Common Stock	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss) ("AOCI")	Noncontrolling Interest
Balance at Dec. 31, 2016		$ 945,935		$ 819	$ 1,132,540	$ (94,077)	$ (93,347)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Minority interest contribution to subsidiary		2,143						2,143
Comprehensive income (loss)		(4,822)				(13,106)	9,795	(1,511)
Repurchase of Class A Common shares		(17,885)	[1]	(10)	(15,627)	(2,248)
Compensation plans: net share issued	[1]	12,114		7	12,107		0
Reclassification of disproportionate tax effects from AOCI						19,370	(19,370)
Balance at Dec. 31, 2017		$ 937,485		816	1,129,020	(90,061)	(102,922)	632
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture		661,256
Stock Repurchased During Period, Shares		1,004,451
Comprehensive income (loss)		$ 27,274				20,381	7,525	(632)
Cash dividends: declared and paid		(16,395)				(16,395)
Repurchase of Class A Common shares		(32,323)		(18)	(32,151)	(154)
Compensation plans: net share issued	[1]	10,124		9	10,115
Balance at Dec. 31, 2018		$ 926,165		807	1,106,984	(86,229)	(95,397)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture		851,011
Stock Repurchased During Period, Shares		1,813,249
Common Stock, Dividends, Per Share, Declared		$ 0.20
Cash dividends per share of common stock (USD per share)		$ 0.20
Comprehensive income (loss)		$ (21,970)				(18,378)	(3,592)	0
Cash dividends: declared and paid		(16,374)				16,374
Repurchase of Class A Common shares		(584)		(2)	(582)	0
Compensation plans: net share issued		10,698	[1]	5	10,693
Balance at Dec. 31, 2019		$ 897,935		$ 810	$ 1,117,095	$ (120,981)	$ (98,989)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture		471,198
Stock Repurchased During Period, Shares		180,541
Common Stock, Dividends, Per Share, Declared		$ 0.20
Cash dividends per share of common stock (USD per share)		$ 0.20

[1]	* Net of tax payments related to shares withheld for vested stock and RSUs of $3,831 in 2019, $3,796 in 2018 and $4,576 in 2017.